VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 6.0%
7,947,402	Bank for Foreign Trade of Vietnam JSC #	$28,149,769
2	Saigon Thuong Tin Commercial JSB * #	1
		28,149,770
Capital Goods: 6.2%
9,141,751	FLC Faros Construction JSC * #	10,405,957
8,850,800	Hoang Huy Investment Financial Services JSC #	9,217,869
97	Vietnam Construction & Import-Export JSC	110
9,611,155	Vietnam Electrical Equipment * #	9,387,407
		29,011,343
Consumer Durables & Apparel: 8.5%
1,583,160	Eclat Textile Co. Ltd. #	21,259,471
739,684	Hansae Co. Ltd. #	11,929,506
9,494,000	Regina Miracle International Holdings Ltd. Reg S 144A † #	6,607,769
		39,796,746
Diversified Financials: 2.7%
12,728,711	Saigon Securities, Inc. #	12,640,556
Energy: 2.8%
16,361,687	Soco International Plc #	12,850,489
Food, Beverage & Tobacco: 14.2%
6,275,700	Masan Group Corp. * #	21,265,335
15,349,551	Thanh Thanh Cong Tay Ninh JSC #	11,812,048
5,938,316	Vietnam Dairy Products JSC #	33,211,962
		66,289,345
Health Care Equipment & Services: 4.9%
875,000	MANI, Inc. † #	23,120,093
Insurance: 3.2%
4,599,016	Bao Viet Holdings * #	14,832,267
Materials: 3.7%
18,117,379	Hoa Phat Group JSC * #	17,158,868
Real Estate: 27.0%
10,912,116	No Va Land Investment Group Corp. *	30,007,026
16,780,462	Vincom Retail JSC #	23,956,692
6,820,162	Vingroup JSC * #	35,234,189
9,601,962	Vinhomes JSC Reg S 144A #	36,989,156
		126,187,063
Technology Hardware & Equipment: 13.1%
1,472,458	BH Co. Ltd. * #	23,494,499
709,229	Mcnex Co. Ltd. #	14,054,460
3,877,878	Synopex, Inc. ‡ * #	9,798,381
709,779	UTI, Inc. #	13,966,564
		61,313,904
Transportation: 4.4%
3,437,280	Vietjet Aviation JSC #	20,408,754
Utilities: 3.3%
9	PetroVietnam Nhon Trach 2 Power JSC #	9
27,939,450	PetroVietnam Power Corp. * #	15,550,832
		15,550,841
Total Common Stocks (Cost: $410,879,023)		467,310,039
MONEY MARKET FUND: 0.6% (Cost: $3,002,163)
3,002,163	Dreyfus Government Cash Management Fund - Institutional Shares	3,002,163
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $413,881,186)		470,312,202

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
$2,231,964	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $2,232,108; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $2,276,603 including accrued interest)	2,231,964
2,231,964	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $2,232,108; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $2,276,604 including accrued interest)	2,231,964
2,231,964	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $2,232,111; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $2,276,603 including accrued interest)	2,231,964
468,429	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $468,460; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $477,798 including accrued interest)	468,429
2,231,964	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $2,232,110; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $2,276,603 including accrued interest)	2,231,964
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $9,396,285)		9,396,285
Total Investments: 102.6% (Cost: $423,277,471)		479,708,487
Liabilities in excess of other assets: (2.6)%		(12,343,370)
NET ASSETS: 100.0%		$467,365,117

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,941,698.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $437,302,903 which represents 93.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $43,596,925, or 9.3% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19
Synopex, Inc.	$—	(a)	$3,494,737	$(1,264,193)	$(1,165,465)	$—	$787,575	$9,798,381

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	8.5%	$39,796,746
Consumer Staples	14.1	66,289,345
Energy	2.7	12,850,489
Financials	11.8	55,622,593
Health Care	4.9	23,120,093
Industrials	10.5	49,420,097
Information Technology	13.1	61,313,904
Materials	3.7	17,158,868
Real Estate	26.8	126,187,063
Utilities	3.3	15,550,841
Money Market Fund	0.6	3,002,163
	100.0%	$470,312,202